Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	AGM GROUP HOLDINGS, INC.
Entity Central Index Key	0001705402
Trading Symbol	AGMH
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A ordinary shares
Entity Common Stock, Shares Outstanding	20,010,000
Class B ordinary shares
Entity Common Stock, Shares Outstanding	11,900,000